Prepayments and other assets	12 Months Ended
Mar. 31, 2022
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Prepayments and other assets

8. Prepayments and other assets
Prepayment and other assets consist of the following:

	As at
	March 31, 2022	March 31, 2021
Current:
Service tax and other tax receivables	$8,833	$5,997
Employee receivables	1,045	1,044
Advances to suppliers	2,987	2,667
Prepaid expenses	10,169	9,261
Other assets	5,788	4,242

Total	$28,822	$23,211

Non-current:
Deposits	$11,263	$10,508
Income tax assets	15,068	12,151
Service tax and other tax receivables	13,079	12,786
Other assets	4,865	4,587

Total	$44,275	$40,032